Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Short-Term Bond Fund of America
Entity Central Index Key	0001368040
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Short-Term Bond Fund of America® Class A [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class A
Trading Symbol	ASBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.69% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America® Class C [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class C
Trading Symbol	ASBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.38% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America® Class T [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class T
Trading Symbol	TSTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America® Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class F-1
Trading Symbol	ASBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.67% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America® Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class F-2
Trading Symbol	SBFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.40% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America® Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class F-3
Trading Symbol	FSBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15	0.29% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America® Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-A
Trading Symbol	CAAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 34	0.67% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America® Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-C
Trading Symbol	CCAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 71	1.43% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America® Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-E
Trading Symbol	CEAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 44	0.88% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America® Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-T
Trading Symbol	TTSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 22	0.44% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America® Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CFAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 25	0.49% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America® Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FTSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America® Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FFTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America® Class R-1 [Member
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-1
Trading Symbol	RAMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 69	1.38% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America® Class A [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-2
Trading Symbol	RAMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 68	1.36% *
*Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.36%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America - Class R-2E - RAAEX
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-2E
Trading Symbol	RAAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 52	1.04% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America - Class R-3 - RAMCX
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-3
Trading Symbol	RAMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 46	0.92% *
*Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America - Class R-4 - RAMEX
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-4
Trading Symbol	RAMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.63% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America - Class R-5E - RAAGX
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-5E
Trading Symbol	RAAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 23	0.45% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America - Class R-5 - RAMFX
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-5
Trading Symbol	RAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Short-Term Bond Fund of America - Class R-6 - RMMGX
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-6
Trading Symbol	RMMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What
were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15	0.29% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 12,208,000,000
Holdings Count | Holdings	1,352
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.

[1]	Annualized.